Shareholder's Equity - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Aug. 14, 2024 CNY (¥) shares	Aug. 14, 2024 USD ($) $ / shares shares	Feb. 28, 2025 CNY (¥) shares	Feb. 29, 2024 CNY (¥) shares	Feb. 28, 2023 CNY (¥) shares	Feb. 28, 2025 $ / shares shares	Feb. 29, 2024 $ / shares shares	Feb. 28, 2022 shares	Jun. 09, 2014 shares
Class of Stock [Line Items]
Ordinary shares, authorized						500,000,000	500,000,000
Ordinary shares, issued						22,600,576	21,163,416		14,000,000
Ordinary shares, outstanding						22,600,576	21,163,416		14,000,000
Ordinary shares, par value | $ / shares						$ 0.0001	$ 0.0001
Exercise of share options, Shares			1,137,000
Treasury shares repurchased			0	25,799	49,591
Treasury shares repurchased, value | ¥			¥ 0	¥ 159	¥ 238
Cash dividend declared | $ / shares		$ 0.23
Cash dividend ordinary shares	22,303,024	22,303,024
Dividend distribution	¥ 36,598	$ 5,025
Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, outstanding					21,189,215	22,600,576	21,163,416	21,238,806
Reissuance of treasury stock, Shares			300,000	0	0
Exercise of share options, Shares			1,137,160
Treasury Shares
Class of Stock [Line Items]
Reissuance of treasury stock, Shares			(300,000)
Exercise of share options, Shares			(275,000)	0	0
ADS
Class of Stock [Line Items]
Cash dividend declared | $ / shares		$ 2.3